Vanguard High-Yield Corporate Fund

Schedule of Investments (unaudited)
As of October 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.8%)
U.S. Government Securities (3.8%)
	United States Treasury Note/Bond	1.375%	1/15/20	250,000	249,883
1	United States Treasury Note/Bond	1.500%	4/15/20	250,000	249,923
2	United States Treasury Note/Bond	1.500%	7/15/20	250,000	249,805
	United States Treasury Note/Bond	1.625%	10/15/20	250,000	250,117
Total U.S. Government and Agency Obligations (Cost $997,577)					999,728
Corporate Bonds (90.7%)
Finance (11.5%)
	Banking (3.2%)
	Ally Financial Inc.	4.250%	4/15/21	1,500	1,538
	Ally Financial Inc.	4.625%	5/19/22	3,595	3,766
	Ally Financial Inc.	5.125%	9/30/24	56,315	61,876
	Ally Financial Inc.	4.625%	3/30/25	18,965	20,577
	Ally Financial Inc.	5.750%	11/20/25	56,528	62,887
	Ally Financial Inc.	8.000%	11/1/31	7,355	10,223
	Barclays plc	4.375%	9/11/24	26,785	28,078
	Barclays plc	5.200%	5/12/26	15,000	16,326
3	BNP Paribas SA	6.750%	3/14/66	57,750	61,128
3	Credit Suisse AG	6.250%	12/31/50	163,170	173,957
3	ING Groep NV	6.875%	4/16/66	71,510	75,618
4	Intesa Sanpaolo SPA	5.017%	6/26/24	21,570	22,487
4	Intesa Sanpaolo SPA	5.710%	1/15/26	110,000	117,562
	Royal Bank of Scotland Group plc	6.125%	12/15/22	52,705	57,301
3	UBS Group AG	6.875%	3/22/66	114,390	118,937

	Finance Companies (5.3%)
3,4 AerCap Global Aviation Trust		6.500%	6/15/45	125,050	137,086
	Aircastle Ltd.	5.000%	4/1/23	33,700	36,015
	Aircastle Ltd.	4.125%	5/1/24	53,980	56,485
4	Avolon Holdings Funding Ltd.	5.250%	5/15/24	50,695	55,197
	CIT Group Inc.	5.000%	8/15/22	68,933	72,983
	CIT Group Inc.	5.000%	8/1/23	67,070	72,268
	CIT Group Inc.	4.750%	2/16/24	27,340	29,254
4	Freedom Mortgage Corp.	8.250%	4/15/25	24,260	22,835
	Navient Corp.	7.250%	1/25/22	43,900	47,522
	Navient Corp.	6.500%	6/15/22	144,669	155,881
	Navient Corp.	5.500%	1/25/23	48,120	50,045
	Navient Corp.	7.250%	9/25/23	24,615	26,892
	Navient Corp.	6.750%	6/25/25	138,585	146,554
	Navient Corp.	5.625%	8/1/33	34,226	29,948
4	Park Aerospace Holdings Ltd.	5.500%	2/15/24	20,000	21,943
	Springleaf Finance Corp.	8.250%	12/15/20	36,210	38,382
	Springleaf Finance Corp.	7.750%	10/1/21	69,567	75,915
	Springleaf Finance Corp.	6.125%	5/15/22	13,610	14,631
	Springleaf Finance Corp.	8.250%	10/1/23	17,136	19,963
	Springleaf Finance Corp.	6.125%	3/15/24	53,330	58,263
	Springleaf Finance Corp.	6.875%	3/15/25	23,455	26,504
	Springleaf Finance Corp.	7.125%	3/15/26	142,691	162,846

	Springleaf Finance Corp.	6.625%	1/15/28	25,345	28,038

	Insurance (2.7%)
3	Aegon NV	5.500%	4/11/48	72,780	77,966
5,6 Asurion LLC Bank Loan, 1M USD LIBOR +
	3.000%	4.786%	11/3/24	100,073	100,123
	Centene Corp.	4.750%	1/15/25	20,000	20,725
4	Centene Corp.	5.375%	6/1/26	10,000	10,575
	CNO Financial Group Inc.	5.250%	5/30/25	57,853	63,349
	CNO Financial Group Inc.	5.250%	5/30/29	54,320	59,820
	Genworth Holdings Inc.	7.700%	6/15/20	2,480	2,520
	Genworth Holdings Inc.	7.200%	2/15/21	28,015	28,645
	Genworth Holdings Inc.	7.625%	9/24/21	25,505	26,270
	Genworth Holdings Inc.	4.900%	8/15/23	49,580	45,923
	Genworth Holdings Inc.	4.800%	2/15/24	15,900	14,787
	MGIC Investment Corp.	5.750%	8/15/23	24,695	27,134
	Radian Group Inc.	4.500%	10/1/24	73,175	76,559
	Radian Group Inc.	4.875%	3/15/27	21,000	21,683
3	Voya Financial Inc.	5.650%	5/15/53	87,753	92,909
	WellCare Health Plans Inc.	5.250%	4/1/25	41,580	43,451
4	WellCare Health Plans Inc.	5.375%	8/15/26	5,000	5,325

	Other Finance (0.1%)
5,6 Trans Union LLC Bank Loan, 1M USD LIBOR
	+ 2.000%	3.800%	6/19/25	36,819	36,873

	Real Estate Investment Trusts (0.2%)
	Felcor Lodging LP	6.000%	6/1/25	46,060	48,075
					3,020,423
Industrial (77.7%)
	Basic Industry (3.9%)
4	Alliance Resource Operating Partners LP /
	Alliance Resource Finance Corp.	7.500%	5/1/25	84,507	71,937
	Chemours Co.	6.625%	5/15/23	44,094	43,763
	Chemours Co.	7.000%	5/15/25	93,595	90,319
	Chemours Co.	5.375%	5/15/27	31,740	28,130
	Commercial Metals Co.	4.875%	5/15/23	6,540	6,753
	Commercial Metals Co.	5.750%	4/15/26	45,720	47,149
	Commercial Metals Co.	5.375%	7/15/27	19,735	20,154
4	Constellium NV	5.750%	5/15/24	34,862	35,864
4	Constellium NV	6.625%	3/1/25	68,600	71,773
4	Constellium NV	5.875%	2/15/26	10,195	10,654
4,7 CTC BondCo GmbH		5.250%	12/15/25	13,800	15,912
	Graphic Packaging International Inc.	4.125%	8/15/24	23,920	24,697
4	Graphic Packaging International LLC	4.750%	7/15/27	7,870	8,352
4	Novelis Corp.	6.250%	8/15/24	53,590	56,202
4	Novelis Corp.	5.875%	9/30/26	63,010	66,318
4,7 OCI NV		3.125%	11/1/24	31,590	35,953
4	OCI NV	5.250%	11/1/24	41,765	43,070
	Olin Corp.	5.125%	9/15/27	61,215	62,975
	Olin Corp.	5.625%	8/1/29	43,495	45,344
	Olin Corp.	5.000%	2/1/30	10,215	10,062
	PolyOne Corp.	5.250%	3/15/23	6,310	6,807
5,6 Starfruit Finco B.V. Bank Loan, 1M USD
	LIBOR + 3.250%	5.190%	10/1/25	17,072	16,635
5,6 Starfruit Finco B.V. Bank Loan, 1M USD
	LIBOR + 3.250%	5.190%	10/1/25	3,320	3,235

	Steel Dynamics Inc.	5.125%	10/1/21	31,770	31,889
	Steel Dynamics Inc.	5.500%	10/1/24	40,885	42,112
	Steel Dynamics Inc.	4.125%	9/15/25	3,305	3,379
	Steel Dynamics Inc.	5.000%	12/15/26	9,730	10,362
4	Tronox Finance plc	5.750%	10/1/25	9,105	8,581
4	Tronox Inc.	6.500%	4/15/26	90,895	87,714
	United States Steel Corp.	6.650%	6/1/37	13,760	10,182

	Capital Goods (12.0%)
4	American Builders & Contractors Supply Co.
	Inc.	5.875%	5/15/26	59,970	62,894
4	American Builders & Contractors Supply Co.
	Inc.	4.000%	1/15/28	30,106	29,956
4	ARD Finance SA	7.125%	9/15/23	21,790	22,607
	ARD Finance SA	7.125%	9/15/23	13,860	14,380
4	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	6.000%	2/15/25	126,361	132,521
4	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	4.125%	8/15/26	51,660	52,177
4,8 Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	4.750%	7/15/27	5,520	7,370
4	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	5.250%	8/15/27	24,300	24,786
4	Ashtead Capital Inc.	4.125%	8/15/25	46,175	47,156
4	Ashtead Capital Inc.	5.250%	8/1/26	17,715	18,822
4	Ashtead Capital Inc.	4.375%	8/15/27	46,175	47,503
	Ball Corp.	5.000%	3/15/22	8,535	9,004
	Ball Corp.	4.000%	11/15/23	15,403	16,115
7	Ball Corp.	4.375%	12/15/23	17,385	22,438
	Ball Corp.	5.250%	7/1/25	4,690	5,212
	Ball Corp.	4.875%	3/15/26	86,335	93,674
4	BBA US Holdings Inc.	4.000%	3/1/28	59,880	59,655
4	Beacon Escrow Corp.	4.875%	11/1/25	86,460	84,947
4	Beacon Roofing Supply Inc.	4.500%	11/15/26	9,205	9,389
4	Berry Global Escrow Corp.	5.625%	7/15/27	7,055	7,478
4	Berry Global Inc.	4.500%	2/15/26	57,898	58,188
4	Berry Global Inc.	4.875%	7/15/26	53,380	56,510
4	Bombardier Inc.	5.750%	3/15/22	21,545	21,114
4	Bombardier Inc.	6.125%	1/15/23	76,319	74,029
4	Bombardier Inc.	7.500%	12/1/24	14,540	14,067
4	Bombardier Inc.	7.500%	3/15/25	47,116	44,760
4	Bombardier Inc.	7.875%	4/15/27	52,285	49,409
4	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	5,535	5,604
4	Cemex SAB de CV	6.125%	5/5/25	101,200	104,363
4	Cemex SAB de CV	7.750%	4/16/26	24,265	26,237
4	Clean Harbors Inc.	4.875%	7/15/27	32,416	33,632
4	Clean Harbors Inc.	5.125%	7/15/29	25,851	27,337
	Crown Americas LLC / Crown Americas
	Capital Corp. IV	4.500%	1/15/23	40,500	42,323
	Crown Americas LLC / Crown Americas
	Capital Corp. V	4.250%	9/30/26	4,060	4,243
	Crown Americas LLC / Crown Americas
	Capital Corp. VI	4.750%	2/1/26	23,465	24,609
4,7 Crown European Holdings SA		2.875%	2/1/26	51,200	61,148
4	Flex Acquisition Co. Inc.	6.875%	1/15/25	127,475	120,464
4	HD Supply Inc.	5.375%	10/15/26	38,211	40,408
4	Herc Holdings Inc.	5.500%	7/15/27	141,788	147,814

4	Jeld-Wen Inc.	4.625%	12/15/25	11,180	11,068
4	Jeld-Wen Inc.	4.875%	12/15/27	6,320	6,194
4	LANXESS AG	6.000%	4/1/24	21,210	21,740
4,7 Loxam SAS		4.250%	4/15/24	5,520	6,223
4	OI European Group BV	4.000%	3/15/23	22,215	22,215
4	Owens-Brockway Glass Container Inc.	5.000%	1/15/22	6,120	6,311
4	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	70,800	74,694
4	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	15,170	15,947
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	20,676	20,676
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	13,417	13,433
4	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	63,805	65,400
4	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	14,670	15,183
4	Standard Industries Inc.	5.500%	2/15/23	9,705	9,911
4	Standard Industries Inc.	5.375%	11/15/24	65,655	67,461
4	Standard Industries Inc.	6.000%	10/15/25	143,050	150,203
4	Standard Industries Inc.	5.000%	2/15/27	16,990	17,776
4	Standard Industries Inc.	4.750%	1/15/28	31,995	33,155
	TransDigm Inc.	6.000%	7/15/22	44,150	44,905
	TransDigm Inc.	6.500%	7/15/24	144,895	149,604
	TransDigm Inc.	6.500%	5/15/25	44,030	45,736
4	TransDigm Inc.	6.250%	3/15/26	20,000	21,425
	TransDigm Inc.	6.375%	6/15/26	41,650	43,628
4	TransDigm Inc.	5.500%	11/15/27	97,190	96,826
	TransDigm UK Holdings plc	6.875%	5/15/26	5,000	5,338
4,7 Trivium Packaging Finance BV		3.750%	8/15/26	6,095	7,049
4	Trivium Packaging Finance BV	5.500%	8/15/26	11,810	12,356
	United Rentals North America Inc.	5.500%	7/15/25	48,115	49,979
	United Rentals North America Inc.	4.625%	10/15/25	52,360	53,538
	United Rentals North America Inc.	5.875%	9/15/26	62,210	65,943
	United Rentals North America Inc.	6.500%	12/15/26	55,080	59,555
	United Rentals North America Inc.	5.500%	5/15/27	76,330	80,528
	United Rentals North America Inc.	3.875%	11/15/27	30,420	30,876
	United Rentals North America Inc.	4.875%	1/15/28	60,445	62,334
	United Rentals North America Inc.	5.250%	1/15/30	24,410	25,661

	Communication (18.2%)
4	Altice Financing SA	6.625%	2/15/23	58,671	60,284
4	Altice Financing SA	7.500%	5/15/26	25,000	26,531
4	Altice France SA	7.375%	5/1/26	132,794	142,256
4	Altice Luxembourg SA	7.625%	2/15/25	40,000	41,200
	Belo Corp.	7.750%	6/1/27	29,475	33,896
	Belo Corp.	7.250%	9/15/27	24,707	28,042
	Cablevision Systems Corp.	8.000%	4/15/20	15,000	15,375
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.250%	9/30/22	12,635	12,793
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.125%	2/15/23	33,021	33,558
4	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.125%	5/1/23	99,510	101,749
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	9/1/23	33,450	34,077
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	1/15/24	2,184	2,236

4 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	82,205	85,082
4 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	2/15/26	47,140	49,674
4 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.500%	5/1/26	46,840	49,299
4 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.875%	5/1/27	14,255	15,110
4 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.000%	2/1/28	25,000	26,094
CenturyLink Inc.	5.625%	4/1/20	2,500	2,531
CenturyLink Inc.	5.800%	3/15/22	10,107	10,688
CenturyLink Inc.	6.750%	12/1/23	23,920	26,611
CenturyLink Inc.	7.500%	4/1/24	17,708	20,076
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	4,215	5,176
CSC Holdings LLC	6.750%	11/15/21	74,262	80,017
4 CSC Holdings LLC	5.375%	7/15/23	26,366	27,025
4 CSC Holdings LLC	10.875%	10/15/25	5,000	5,638
4 CSC Holdings LLC	5.500%	5/15/26	142,685	150,533
4 CSC Holdings LLC	5.500%	4/15/27	76,415	80,904
DISH DBS Corp.	6.750%	6/1/21	152,345	160,343
DISH DBS Corp.	5.875%	7/15/22	105,934	110,701
DISH DBS Corp.	5.000%	3/15/23	43,776	44,050
DISH DBS Corp.	5.875%	11/15/24	87,950	87,950
DISH DBS Corp.	7.750%	7/1/26	107,230	108,838
Embarq Corp.	7.995%	6/1/36	23,035	22,805
Gannett Co. Inc.	6.375%	10/15/23	22,021	22,682
4 Gray Escrow Inc.	7.000%	5/15/27	27,142	29,687
4 Gray Television Inc.	5.125%	10/15/24	77,032	79,921
4 Gray Television Inc.	5.875%	7/15/26	60,725	63,837
Level 3 Financing Inc.	5.375%	8/15/22	55,038	55,176
Level 3 Financing Inc.	5.625%	2/1/23	26,620	26,820
Level 3 Financing Inc.	5.125%	5/1/23	36,380	36,835
Netflix Inc.	5.375%	2/1/21	4,500	4,646
Nokia Oyj	3.375%	6/12/22	41,636	42,104
Nokia Oyj	4.375%	6/12/27	51,270	52,279
Quebecor Media Inc.	5.750%	1/15/23	103,907	111,960
Qwest Corp.	6.875%	9/15/33	25,162	25,322
4 Sinclair Television Group Inc.	5.625%	8/1/24	15,715	16,186
4 Sinclair Television Group Inc.	5.875%	3/15/26	90,410	94,478
4 Sinclair Television Group Inc.	5.125%	2/15/27	57,340	58,057
4 Sirius XM Radio Inc.	3.875%	8/1/22	43,500	44,424
4 Sirius XM Radio Inc.	4.625%	7/15/24	55,185	57,530
Sprint Capital Corp.	6.875%	11/15/28	99,215	107,648
Sprint Capital Corp.	8.750%	3/15/32	33,969	41,442
4 Sprint Communications Inc.	7.000%	3/1/20	73,700	74,713
Sprint Corp.	7.875%	9/15/23	280,264	309,692
Sprint Corp.	7.125%	6/15/24	70,886	77,000
Sprint Corp.	7.625%	2/15/25	53,661	59,094
T-Mobile USA Inc.	6.000%	4/15/24	17,553	18,211
T-Mobile USA Inc.	5.125%	4/15/25	22,338	23,092
T-Mobile USA Inc.	5.375%	4/15/27	102,055	109,709
Telecom Italia Capital SA	6.375%	11/15/33	12,326	13,543
Telecom Italia Capital SA	6.000%	9/30/34	33,530	35,793
Telecom Italia Capital SA	7.721%	6/4/38	42,725	52,071
4 Telecom Italia SpA	5.303%	5/30/24	6,555	7,062

4	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	110,200	116,495
	Time Warner Cable LLC	5.875%	11/15/40	2,050	2,358
	Time Warner Cable LLC	5.500%	9/1/41	40,846	44,893
4	Univision Communications Inc.	5.125%	5/15/23	17,900	17,900
4	Univision Communications Inc.	5.125%	2/15/25	133,227	130,063
4	UPC Holding BV	5.500%	1/15/28	20,000	20,375
4	UPCB Finance IV Ltd.	5.375%	1/15/25	80,000	82,500
3	Viacom Inc.	5.875%	2/28/57	82,651	85,544
3	Viacom Inc.	6.250%	2/28/57	33,146	36,295
	Videotron Ltd.	5.000%	7/15/22	113,654	119,621
4	Videotron Ltd.	5.375%	6/15/24	12,673	13,750
4	Videotron Ltd.	5.125%	4/15/27	5,000	5,281
4	Virgin Media Finance plc	6.000%	10/15/24	58,255	60,076
4	Virgin Media Secured Finance plc	5.500%	8/15/26	15,225	15,967
4	Virgin Media Secured Finance plc	5.500%	5/15/29	72,780	77,147
4	VTR Finance BV	6.875%	1/15/24	79,760	81,754
4	WMG Acquisition Corp.	5.000%	8/1/23	26,706	27,307
4	WMG Acquisition Corp.	4.875%	11/1/24	72,596	74,865
4	WMG Acquisition Corp.	5.500%	4/15/26	90,226	94,850
4,7 WMG Acquisition Corp.		3.625%	10/15/26	7,030	8,269
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	107,300	110,251
4	Ziggo BV	5.500%	1/15/27	67,005	70,272
4	Ziggo BV	4.875%	1/15/30	21,665	21,965

	Consumer Cyclical (12.5%)
4	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	136,714	140,303
4	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	115,010	118,748
4	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	28,645	28,788
4	Adient Global Holdings Ltd.	4.875%	8/15/26	149,047	117,747
4	Adient US LLC	7.000%	5/15/26	17,845	18,782
4	APX Group Inc.	8.875%	12/1/22	134,375	132,359
5,6 Bass Pro Group, LLC Bank Loan, 1M USD
	LIBOR + 5.000%	6.786%	12/15/23	63,058	60,347
4	Cedar Fair LP	5.250%	7/15/29	31,623	33,678
	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp. / Millennium
	Op	5.375%	4/15/27	27,005	28,760
	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp.	5.375%	6/1/24	15,675	16,106
4	CRC Escrow Issuer LLC / CRC Finco Inc.	5.250%	10/15/25	203,306	207,626
	Dana Holding Corp.	5.500%	12/15/24	34,460	35,321
	Delta Merger Sub Inc.	6.000%	9/15/26	58,115	63,709
4	FirstCash Inc.	5.375%	6/1/24	25,977	26,886
	GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	14,310	15,712
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	60,235	65,952
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	41,865	46,373
	Goodyear Tire & Rubber Co.	5.125%	11/15/23	8,000	8,110
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	52,202	54,029
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	112,833	113,397
4	Hanesbrands Inc.	4.625%	5/15/24	26,770	28,109
4	Hanesbrands Inc.	4.875%	5/15/26	24,510	25,858
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	67,921	69,110
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	76,465	80,288
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	4/1/25	105,130	108,021
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	64,885	68,454

4	Jack Ohio Finance LLC / Jack Ohio Finance 1
	Corp.	6.750%	11/15/21	7,300	7,464
4	Jacobs Entertainment Inc.	7.875%	2/1/24	26,555	28,148
	KB Home	7.000%	12/15/21	7,810	8,386
	KB Home	7.500%	9/15/22	6,935	7,819
	KB Home	7.625%	5/15/23	41,775	47,206
	KB Home	4.800%	11/15/29	12,085	12,191
4	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.000%	6/1/24	64,095	66,499
4	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.250%	6/1/26	29,156	30,760
4	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	4.750%	6/1/27	24,810	25,926
	L Brands Inc.	6.694%	1/15/27	12,466	12,279
	L Brands Inc.	5.250%	2/1/28	42,804	39,808
	Lennar Corp.	4.125%	1/15/22	40,495	41,457
	Lennar Corp.	4.875%	12/15/23	21,825	23,325
	Lennar Corp.	4.500%	4/30/24	112,404	118,586
	Lennar Corp.	5.875%	11/15/24	4,860	5,413
	Lennar Corp.	5.250%	6/1/26	9,460	10,406
	Lennar Corp.	5.000%	6/15/27	42,955	46,499
	Lennar Corp.	4.750%	11/29/27	44,610	48,067
4,7 LHMC Finco Sarl		6.250%	12/20/23	46,210	54,561
4	LHMC Finco Sarl	7.875%	12/20/23	66,800	70,557
4	Lithia Motors Inc.	5.250%	8/1/25	5,708	5,979
	Meritage Homes Corp.	5.125%	6/6/27	17,560	18,921
	MGM Growth Properties Operating
	Partnership LP / MGP Finance Co-Issuer
	Inc.	5.625%	5/1/24	5,000	5,513
	MGM Resorts International	6.625%	12/15/21	40,997	44,328
	MGM Resorts International	6.000%	3/15/23	12,554	13,841
	MGM Resorts International	5.750%	6/15/25	50,000	55,500
	MGM Resorts International	5.500%	4/15/27	45,055	49,504
4	Panther BF Aggregator 2 LP / Panther
	Finance Co. Inc.	6.250%	5/15/26	20,000	21,200
4	Panther BF Aggregator 2 LP / Panther
	Finance Co. Inc.	8.500%	5/15/27	17,505	17,636
5,6 Panther BF Aggregator Bank Loan, 1M USD
	LIBOR + 3.500%	5.300%	4/30/26	25,875	25,471
4	Party City Holdings Inc.	6.125%	8/15/23	6,000	6,045
4	PetSmart Inc.	5.875%	6/1/25	41,731	41,105
	PulteGroup Inc.	5.500%	3/1/26	66,505	74,652
	PulteGroup Inc.	5.000%	1/15/27	4,315	4,720
	Service Corp. International	4.625%	12/15/27	33,435	34,940
	Service Corp. International	5.125%	6/1/29	50,495	53,840
	Toll Brothers Finance Corp.	5.875%	2/15/22	4,000	4,255
	Toll Brothers Finance Corp.	4.375%	4/15/23	10,000	10,500
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	10,387
	Toll Brothers Finance Corp.	4.875%	3/15/27	68,200	74,082
	Toll Brothers Finance Corp.	3.800%	11/1/29	25,000	24,484
	William Lyon Homes Inc.	7.000%	8/15/22	2,972	2,979
	William Lyon Homes Inc.	5.875%	1/31/25	48,230	49,074
4	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.500%	3/1/25	117,416	124,754
4	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.250%	5/15/27	54,650	57,041

4	Wynn Resorts Finance LLC / Wynn Resorts
	Capital Corp.	5.125%	10/1/29	19,140	20,001
4	Yum Brands Inc.	4.750%	1/15/30	14,455	15,160

	Consumer Noncyclical (11.9%)
	Aramark Services Inc.	5.125%	1/15/24	51,465	53,009
4	Aramark Services Inc.	5.000%	4/1/25	54,020	56,248
	Aramark Services Inc.	4.750%	6/1/26	48,420	49,752
4	Aramark Services Inc.	5.000%	2/1/28	47,085	49,204
4	Avantor Inc.	6.000%	10/1/24	30,000	32,062
	B&G Foods Inc.	5.250%	4/1/25	38,900	39,727
	B&G Foods Inc.	5.250%	9/15/27	70,975	70,798
4	Bausch Health Americas Inc.	9.250%	4/1/26	17,325	19,707
4	Bausch Health Cos. Inc.	6.500%	3/15/22	21,490	22,081
4	Bausch Health Cos. Inc.	5.500%	3/1/23	2,066	2,087
4	Bausch Health Cos. Inc.	5.875%	5/15/23	13,055	13,235
4	Bausch Health Cos. Inc.	7.000%	3/15/24	38,315	40,135
4	Bausch Health Cos. Inc.	5.500%	11/1/25	71,675	74,811
4	Bausch Health Cos. Inc.	7.000%	1/15/28	18,060	19,505
4	Bausch Health Cos. Inc.	7.250%	5/30/29	1,940	2,139
4	Catalent Pharma Solutions Inc.	5.000%	7/15/27	21,270	22,280
4	Change Healthcare Holdings LLC / Change
	Healthcare Finance Inc.	5.750%	3/1/25	69,800	71,370
4	Charles River Laboratories International Inc.	5.500%	4/1/26	21,738	23,260
4	Charles River Laboratories International Inc.	4.250%	5/1/28	12,490	12,693
	CHS/Community Health Systems Inc.	5.125%	8/1/21	15,235	15,197
	CHS/Community Health Systems Inc.	6.875%	2/1/22	22,992	17,761
	CHS/Community Health Systems Inc.	6.250%	3/31/23	120,190	117,185
4	CHS/Community Health Systems Inc.	8.125%	6/30/24	37,651	28,803
4,7 Darling Global Finance BV		3.625%	5/15/26	12,945	15,203
4	Darling Ingredients Inc.	5.250%	4/15/27	25,305	26,634
4,7 Diamond BC BV		5.625%	8/15/25	101,750	103,989
4	Endo DAC / Endo Finance LLC / Endo Finco
	Inc.	6.000%	2/1/25	64,855	40,859
4	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	91,343	60,401
	HCA Inc.	6.250%	2/15/21	36,347	38,073
	HCA Inc.	7.500%	2/15/22	21,845	24,248
	HCA Inc.	4.750%	5/1/23	27,500	29,391
	HCA Inc.	5.875%	5/1/23	68,728	75,515
	HCA Inc.	5.375%	2/1/25	66,825	73,424
	HCA Inc.	5.250%	4/15/25	45,000	50,062
	HCA Inc.	7.690%	6/15/25	4,510	5,446
	HCA Inc.	5.875%	2/15/26	110,595	124,143
	HCA Inc.	5.250%	6/15/26	31,895	35,643
	HCA Inc.	5.625%	9/1/28	12,585	14,142
	HCA Inc.	5.875%	2/1/29	13,700	15,515
4	Hologic Inc.	4.375%	10/15/25	5,000	5,125
4	Hologic Inc.	4.625%	2/1/28	18,855	19,727
4	IQVIA Inc.	5.000%	5/15/27	51,620	54,717
4,7 IQVIA Inc.		2.250%	1/15/28	41,670	47,485
5,6 Lands' End, Inc. Bank Loan, 1M USD LIBOR
	+ 3.250%	5.036%	3/12/21	62,064	59,643
	Mattel Inc.	4.350%	10/1/20	8,422	8,517
	Mattel Inc.	2.350%	8/15/21	5,000	4,887
4	MPH Acquisition Holdings LLC	7.125%	6/1/24	53,485	50,008
4	Performance Food Group Inc.	5.500%	10/15/27	20,330	21,575

4	Polaris Intermediate Corp.	8.500%	12/1/22	82,880	69,516
4	Post Holdings Inc.	5.500%	3/1/25	56,995	59,631
4	Post Holdings Inc.	5.000%	8/15/26	117,433	122,130
4	Post Holdings Inc.	5.750%	3/1/27	37,091	39,409
4	Post Holdings Inc.	5.625%	1/15/28	90,650	96,995
4	Post Holdings Inc.	5.500%	12/15/29	16,000	16,840
4	Quintiles IMS Inc.	5.000%	10/15/26	66,310	69,957
	Revlon Consumer Products Corp.	5.750%	2/15/21	19,165	16,578
	Revlon Consumer Products Corp.	6.250%	8/1/24	67,860	34,609
5,6 Revlon Consumer Products Corp. Bank Loan,
	1M USD LIBOR + 3.500%	5.604%	9/7/23	67	52
5,6 Revlon Consumer Products Corp. Bank Loan,
	1M USD LIBOR + 3.500%	5.624%	9/7/23	5,921	4,641
5,6 Revlon Consumer Products Corp. Bank Loan,
	1M USD LIBOR + 3.500%	5.624%	9/7/23	19,858	15,564
4	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	62,435	63,840
4	Sterigenics-Nordion Topco LLC	8.125%	11/1/21	24,400	24,339
	Tenet Healthcare Corp.	4.625%	7/15/24	9,660	9,926
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	13,080	11,903
	Teva Pharmaceutical Finance Netherlands III
	BV	2.200%	7/21/21	10,000	9,500
	Teva Pharmaceutical Finance Netherlands III
	BV	3.150%	10/1/26	87,800	66,179
	Teva Pharmaceutical Finance Netherlands III
	BV	6.750%	3/1/28	87,505	78,426
	Teva Pharmaceutical Finance Netherlands III
	BV	4.100%	10/1/46	10,000	6,850
4	TreeHouse Foods Inc.	6.000%	2/15/24	70,000	72,625
4	Valeant Pharmaceuticals International Inc.	9.000%	12/15/25	26,760	30,105
4	Valeant Pharmaceuticals International Inc.	8.500%	1/31/27	48,400	54,389
4	VRX Escrow Corp.	6.125%	4/15/25	154,710	160,705
4	West Street Merger Sub Inc.	6.375%	9/1/25	133,245	126,916

	Energy (9.4%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.625%	5/20/24	46,910	50,663
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.875%	8/20/26	46,910	51,953
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.500%	5/20/25	21,659	23,229
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.750%	5/20/27	59,170	64,791
4	Blue Racer Midstream LLC / Blue Racer
	Finance Corp.	6.125%	11/15/22	44,736	43,953
4	Blue Racer Midstream LLC / Blue Racer
	Finance Corp.	6.625%	7/15/26	24,310	22,669
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	26,612	30,604
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	39,084	43,334
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	43,385	46,910
4	Cheniere Energy Partners LP	4.500%	10/1/29	53,654	54,727
	Chesapeake Energy Corp.	7.500%	10/1/26	31,450	19,814
	Chesapeake Energy Corp.	8.000%	6/15/27	100,395	62,496
4	DCP Midstream Operating LP	4.750%	9/30/21	26,924	27,328
	DCP Midstream Operating LP	4.950%	4/1/22	45,799	47,287
	DCP Midstream Operating LP	3.875%	3/15/23	31,988	32,388
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	25,281
	Diamondback Energy Inc.	4.750%	11/1/24	5,895	6,057

	Diamondback Energy Inc.	5.375%	5/31/25	37,860	39,469
	Energy Transfer Operating LP	5.500%	6/1/27	41,716	46,845
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	82,009	69,298
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	1/15/22	16,317	13,747
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	6/15/23	26,720	22,512
	Laredo Petroleum Inc.	5.625%	1/15/22	69,522	66,046
	Laredo Petroleum Inc.	6.250%	3/15/23	90,158	81,142
	Matador Resources Co.	5.875%	9/15/26	105,470	101,251
4	MEG Energy Corp.	6.375%	1/30/23	30,650	29,194
4	MEG Energy Corp.	7.000%	3/31/24	37,348	35,574
4	MEG Energy Corp.	6.500%	1/15/25	97,700	101,608
4	NGPL PipeCo LLC	4.375%	8/15/22	13,995	14,485
4	NGPL PipeCo LLC	4.875%	8/15/27	16,650	17,774
4	Noble Holding International Ltd.	7.875%	2/1/26	15,185	10,402
4	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	47,585	48,656
4	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	6,810	6,929
	QEP Resources Inc.	6.800%	3/1/20	7,370	7,407
	QEP Resources Inc.	5.375%	10/1/22	42,485	41,635
	QEP Resources Inc.	5.250%	5/1/23	42,925	40,779
4	Rockies Express Pipeline LLC	7.500%	7/15/38	38,048	42,091
4	Rockies Express Pipeline LLC	6.875%	4/15/40	13,880	14,574
	SM Energy Co.	6.125%	11/15/22	30,015	28,589
	SM Energy Co.	5.000%	1/15/24	69,110	60,990
	SM Energy Co.	5.625%	6/1/25	54,040	45,664
	SM Energy Co.	6.750%	9/15/26	17,855	15,266
	SM Energy Co.	6.625%	1/15/27	9,500	7,980
	Sunoco LP / Sunoco Finance Corp.	4.875%	1/15/23	50,180	51,497
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	82,984	86,096
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	77,623	82,280
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	18,335	19,343
4	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	4.750%	10/1/23	66,577	65,245
4	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	9/15/24	24,498	23,886
4	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	1/15/28	84,770	79,684
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	5.125%	2/1/25	10,000	10,250
4	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.875%	1/15/29	37,470	40,280
3,4 Transocean Guardian Ltd.		5.875%	1/15/24	52,040	52,040
3,4 Transocean Phoenix 2 Ltd.		7.750%	10/15/24	21,021	21,809
3,4 Transocean Pontus Ltd.		6.125%	8/1/25	41,993	41,888
3,4 Transocean Proteus Ltd.		6.250%	12/1/24	25,944	26,009
4	Vine Oil & Gas LP / Vine Oil & Gas Finance
	Corp.	8.750%	4/15/23	62,530	24,387
	Whiting Petroleum Corp.	6.625%	1/15/26	106,234	65,865
	WPX Energy Inc.	5.250%	9/15/24	112,100	113,221
	WPX Energy Inc.	5.750%	6/1/26	11,975	12,035

	Other Industrial (0.7%)
4	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	104,430	101,428
5,6 Core & Main LP Bank Loan, 1M USD LIBOR
	+ 3.000%	4.761%	8/1/24	1,641	1,604
5,6 Core & Main LP Bank Loan, 1M USD LIBOR
	+ 3.000%	4.761%	8/1/24	4,052	3,960

5,6 Core & Main LP Bank Loan, 1M USD LIBOR
	+ 3.000%	4.882%	8/1/24	3,646	3,564
4	KAR Auction Services Inc.	5.125%	6/1/25	73,923	76,880

	Technology (8.9%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	56,315	58,145
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	88,747	91,853
	CDK Global Inc.	5.000%	10/15/24	6,015	6,496
	CDK Global Inc.	5.875%	6/15/26	29,700	31,779
	CDK Global Inc.	4.875%	6/1/27	22,545	23,757
4	CDK Global Inc.	5.250%	5/15/29	25,050	26,647
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	20,655	22,979
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	31,255	32,661
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	92,250	95,594
4	Dun & Bradstreet Corp.	6.875%	8/15/26	32,229	35,210
5,6 Dun & Bradstreet Corp. Bank Loan, 1M USD
	LIBOR + 5.000%	6.804%	2/8/26	103,345	103,571
4	Entegris Inc.	4.625%	2/10/26	5,000	5,162
7	Equinix Inc.	2.875%	2/1/26	102,180	118,460
	Equinix Inc.	5.375%	5/15/27	47,030	51,028
5,6 Grizzly Acquisitions Inc. Bank Loan		5.349%	10/1/25	23,463	23,072
	Infor US Inc.	6.500%	5/15/22	97,200	98,658
4	Iron Mountain Inc.	4.375%	6/1/21	14,300	14,461
	Iron Mountain Inc.	5.750%	8/15/24	28,364	28,648
4	Iron Mountain Inc.	4.875%	9/15/27	28,670	29,530
4	Iron Mountain Inc.	4.875%	9/15/29	68,270	69,635
5,6 Microchip Technology Inc. Bank Loan, 1M
	USD LIBOR + 2.000%	3.790%	5/24/25	20,725	20,777
4	MSCI Inc.	5.250%	11/15/24	23,975	24,634
4	MSCI Inc.	5.750%	8/15/25	62,816	65,957
4	MSCI Inc.	4.750%	8/1/26	10,330	10,808
4	MSCI Inc.	5.375%	5/15/27	28,181	30,189
	Nokia Oyj	6.625%	5/15/39	123,574	140,874
4	Open Text Corp.	5.625%	1/15/23	57,998	59,230
4	Open Text Corp.	5.875%	6/1/26	81,555	87,060
	Pitney Bowes Inc.	4.625%	5/15/22	5,610	5,624
	Pitney Bowes Inc.	5.200%	4/1/23	76,725	75,958
	Pitney Bowes Inc.	4.625%	3/15/24	17,215	16,139
	Qorvo Inc.	5.500%	7/15/26	65,125	69,521
4	Qorvo Inc.	4.375%	10/15/29	81,508	81,916
4	Sensata Technologies BV	4.875%	10/15/23	10,000	10,562
4	Sensata Technologies BV	5.625%	11/1/24	19,290	21,074
4	Sensata Technologies BV	5.000%	10/1/25	52,750	56,838
4	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	49,705	53,060
5,6 SS&C Technologies Holdings Inc. Bank Loan,
	1M USD LIBOR + 2.250%	4.036%	4/16/25	20,445	20,467
5,6 SS&C Technologies Holdings Inc. Bank Loan,
	1M USD LIBOR + 2.250%	4.036%	4/16/25	31,319	31,353
5,6 SS&C Technologies Holdings Inc. Bank Loan,
	1M USD LIBOR + 2.250%	4.036%	4/16/25	18,833	18,867
4	SS&C Technologies Inc.	5.500%	9/30/27	130,305	138,938
	Symantec Corp.	3.950%	6/15/22	11,455	11,756
4	Symantec Corp.	5.000%	4/15/25	108,631	111,347
	Western Digital Corp.	4.750%	2/15/26	78,703	80,474
	Xerox Corp.	2.800%	5/15/20	11,685	11,641
	Xerox Corp.	2.750%	9/1/20	7,000	6,965
	Xerox Corp.	4.125%	3/15/23	71,975	73,651

Xerox Corp.	4.800%	3/1/35	24,564	20,764
Xerox Corp.	6.750%	12/15/39	13,400	13,437

Transportation (0.2%)
Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	5.500%	4/1/23	17,496	17,802
4 Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	6.375%	4/1/24	32,663	34,051
				20,382,055
Utilities (1.5%)
Electric (1.5%)
AES Corp.	4.500%	3/15/23	59,805	61,151
AES Corp.	4.875%	5/15/23	21,494	21,816
AES Corp.	5.500%	4/15/25	5,475	5,694
AES Corp.	6.000%	5/15/26	5,920	6,320
AES Corp.	5.125%	9/1/27	58,610	62,566
AES Corp.	4.000%	3/15/21	20,000	20,325
4 NextEra Energy Operating Partners LP	4.250%	7/15/24	39,739	40,931
4 NextEra Energy Operating Partners LP	4.250%	9/15/24	38,850	40,016
4 NextEra Energy Operating Partners LP	3.875%	10/15/26	104,720	105,192
4 NextEra Energy Operating Partners LP	4.500%	9/15/27	24,185	24,820
				388,831
Total Corporate Bonds (Cost $23,424,713)				23,791,309
Sovereign Bonds (0.7%)
4 DAE Funding LLC	4.000%	8/1/20	7,170	7,214
4 DAE Funding LLC	5.250%	11/15/21	26,185	27,265
4 DAE Funding LLC	4.500%	8/1/22	52,168	52,951
4 DAE Funding LLC	5.750%	11/15/23	2,500	2,619
4 DAE Funding LLC	5.000%	8/1/24	80,610	84,237
Total Sovereign Bonds (Cost $172,285)				174,286
			Shares
Preferred Stocks (0.5%)
GMAC Capital Trust I Pfd. (Cost $123,777)	8.303%		4,743,200	125,410
Common Stocks (0.2%)
Utilities (0.2%)
§ Homer City Generation LP			2,020,431	41,520
Total Common Stocks (Cost $41,520)				41,520
			Face
		Maturity	Amount
	Coupon	Date	($000)
Temporary Cash Investments (4.0%)
Repurchase Agreements (4.0%)
Bank of America Securities, LLC
(Dated 10/31/19, Repurchase Value
$103,805,000, collateralized by
Government National Mortgage Assn.
4.500%, 4/20/47, with a value of
$105,876,000)	1.750%	11/1/19	103,800	103,800
Credit Agricole Securities (USA) Inc.
(Dated 10/31/19, Repurchase Value
$250,012,000, collateralized by U.S.
Treasury Note/Bond 3.625%, 2/15/44, with
a value of $255,000,000)	1.720%	11/1/19	250,000	250,000

JP Morgan Securities LLC
(Dated 10/31/19, Repurchase Value
$322,015,000, collateralized by U.S.
Treasury Note/Bond 3.000%-4.625%,
2/15/36-11/15/45, with a value of
$328,440,000)	1.730%	11/1/19	322,000	322,000
RBC Dominion Securities Inc.
(Dated 10/31/19, Repurchase Value
$209,310,000, collateralized by Federal
National Mortgage Assn. 3.000%-5.000%,
11/1/32-10/1/49, Federal Home Loan
Mortgage Corp. 3.000%-5.000%, 9/1/44-
8/1/49, with a value of $213,486,000)	1.730%	11/1/19	209,300	209,300
TD Securities (USA) LLC
(Dated 10/31/19, Repurchase Value
$176,809,000, collateralized by Federal
National Mortgage Assn. 3.500%-4.000%,
5/1/47-9/1/49, with a value of
$180,336,000)	1.750%	11/1/19	176,800	176,800
Total Temporary Cash Investments (Cost $1,061,900)				1,061,900
Total Investments (99.9%) (Cost $25,821,772)				26,194,153
Other Assets and Liabilities-Net (0.1%)				37,902
Net Assets (100%)				26,232,055

§ Security value determined using significant unobservable inputs.
1 Securities with a value of $3,689,000 have been segregated as collateral for open forward currency contracts.
2 Securities with a value of $6,845,000 have been segregated as initial margin for open centrally cleared swap contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $11,154,446,000, representing 42.5% of net assets.
5 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October
31, 2019, the aggregate value of these securities was $549,819,000, representing 2.1% of net assets.
6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Face amount denominated in euro.
8 Face amount denominated in British pounds.
LIBOR—London Interbank Offered Rate.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterpar
ty	Date		Receive		Deliver	($000)	($000)
Citibank,
N.A.	11/29/19	USD	486,989	EUR	438,078	—	(2,519)
Bank of
America,
N.A.	11/29/19	USD	6,030	EUR	5,418	—	(24)
Barclays
Bank plc	11/29/19	USD	4,439	GBP	3,455	—	(40)

High-Yield Corporate Fund

				—	(2,583)
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
			Periodic
			Premium		Unrealized
			Received		Appreciation
	Termination	Notional Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-HY-S33-V1	12/20/24	USD 121,775	5.000	8,661	1,580

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using

High-Yield Corporate Fund

exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted
in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment

High-Yield Corporate Fund

may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined)
upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is

High-Yield Corporate Fund

compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default
(including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

High-Yield Corporate Fund

U.S. Government and Agency Obligations	—	999,728	—
Corporate Bonds	—	23,791,309	—
Sovereign Bonds	—	174,286	—
Preferred Stocks	—	125,410	—
Common Stocks	—	—	41,520
Temporary Cash Investments	—	1,061,900	—
Forward Currency Contracts—Liabilities	—	(2,583)	—
Swap Contracts—Liabilities[1]	(324)	—	—
Total	(324)	26,150,050	41,520
1 Represents variation margin on the last day of the reporting period.